Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Number of Warrants outstanding	69,073,031	105,187,297	106,096,356
Number of common shares issuable on exercise	2,302,435
Preferred Warrants [Member]
Statement [Line Items]
Number of Warrants outstanding	1,190,476
Expiry date, March 2018 [Member]
Statement [Line Items]
Number of Warrants outstanding	8,240,455
Exercise price	$ 0.40
Number of common shares issuable on exercise	274,682
Exercise price per common share (30 warrants)	$ 12.00
Expiry date, December 2018 [Member]
Statement [Line Items]
Number of Warrants outstanding	60,832,576
Exercise price	$ 0.28
Number of common shares issuable on exercise	2,027,753
Exercise price per common share (30 warrants)	$ 8.40
Expiry date, December 2018 [Member] | Preferred Warrants [Member]
Statement [Line Items]
Number of Warrants outstanding	1,190,476
Exercise price	$ 8.40